Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	98 Months Ended	113 Months Ended	115 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000107588 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Preferred Securities and Income ETF
Average Annual Return, Percent		8.46%	4.62%				5.34%
C000138174 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Managed Municipal ETF
Average Annual Return, Percent		3.55%	1.20%				2.66%
C000142474 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Long/Short Equity ETF
Average Annual Return, Percent		12.70%	12.23%				9.01%
C000146034 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Emerging Markets Local Currency Bond ETF
Average Annual Return, Percent		13.72%	2.55%				2.44%
C000165608 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust RiverFront Dynamic Developed International ETF
Average Annual Return, Percent		25.83%	11.32%			7.72%
C000165609 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust RiverFront Dynamic Emerging Markets ETF
Average Annual Return, Percent		24.73%	9.01%		8.59%
C000165610 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust RiverFront Dynamic Europe ETF
Average Annual Return, Percent		20.22%	9.33%			7.17%
C000190801 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Institutional Preferred Securities and Income ETF
Average Annual Return, Percent		9.54%	5.52%	5.03%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		6.16%	(0.24%)	1.69%			1.90%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.17%	1.16%				2.42%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		21.45%	17.64%				14.64%
JP Morgan GBI EM Global Diversified Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		JP Morgan GBI-EM Global Diversified Index
Average Annual Return, Percent		13.06%	2.33%				3.13%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		23.03%	12.33%			8.41%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		27.91%	7.46%		8.71%
MSCI Europe Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Europe Index
Average Annual Return, Percent		23.19%	13.66%			8.51%
Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Average Annual Return, Percent		6.67% [1]	3.25% [1]	4.76% [2]			4.90% [1]
ICE BofA US Investment Grade Institutional Capital Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US Investment Grade Institutional Capital Securities Index
Average Annual Return, Percent		8.28%	4.45%	4.92%			5.35%
Bloomberg Revenue 10 Year 8 12 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Revenue 10 Year (8-12) Index
Average Annual Return, Percent		5.73%	1.46%				2.65%
Bloomberg Emerging Markets Local Currency Government 10 Country Capped Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Emerging Markets Local Currency Government - 10% Country Capped Index
Average Annual Return, Percent		11.96%	2.08%				3.23%
Blended Benchmark C000190801 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[2]	9.21%	4.18%

[1]	The Blended Benchmark consists of a 30/30/30/10 blend of the ICE BofA Core Plus Fixed Rate Preferred Securities Index, the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US High Yield Institutional Capital Securities Index.
[2]	The Blended Benchmark consists of a 45/40/15 blend of the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US High Yield Institutional Capital Securities Index.